Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of share-based compensation expenses

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Cost of revenues	$481	157	173
Research and development	15,345	9,414	9,819
General and administrative	2,193	1,108	891
Sales and marketing	2,612	1,453	1,435
Total compensation	$20,631	12,132	12,318
Income tax benefit	$4,201	2,545	2,605

Schedule of RSUs activity under the long-term incentive plan

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value
Balance at January 1, 2022	386,520	$10.17
Granted	3,987,509	5.09
Vested	(3,563,177)	5.25
Forfeited	(18,643)	10.15
Balance at December 31, 2022	792,209	6.71
Granted	1,710,607	5.68
Vested	(1,974,496)	5.91
Forfeited	(2,355)	9.81
Balance at December 31, 2023	525,965	6.36
Granted	2,014,386	5.68
Vested	(2,261,433)	5.88
Forfeited	(5,307)	7.33
Balance at December 31, 2024	273,611	5.29

Schedule of allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Cost of revenues	$472	153	167
Research and development	15,097	9,353	9,751
General and administrative	1,934	1,108	891
Sales and marketing	2,497	1,449	1,430
Total compensation	$20,000	12,063	12,239
Income tax benefit	$4,201	2,545	2,605

CM Visual Technology Corp
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

	2021 Plan		2023 Plan
	Granted in	Granted in	Granted in
	2021	2023	2024
Valuation assumptions:
Expected dividend yield	0%	0%	0%
Expected volatility	43.82%	44.17%	39.76%
Expected term (years)	3.125	3.125	3.125
Risk-free interest rate	0.223%	1.081%	1.150%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2022	2,671,000	$0.36	3.5
Granted	—	—
Exercised	—	—
Forfeited	(380,000)	0.36
Balance at December 31, 2022	2,291,000	0.36	2.5
Granted	288,000	0.33
Exercised	—	—
Effect of capital reduction	(1,289,500)	0.36
Forfeited	—	—
Balance at December 31, 2023	1,289,500	0.50	1.5
Granted	1,201,000	0.32
Exercised	—	—
Forfeited	(138,000)	0.47
Balance at December 31, 2024	2,352,500	0.41	1.8
Exercisable at December 31, 2024	1,068,000	0.50	0.6

Liqxtal Technology Inc
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2021 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	30.06%
Expected term (years)	1.25
Risk-free interest rate	0.107%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2022	910,000	$0.65	1.0
Exercised	(840,000)	0.65
Forfeited	(70,000)	0.65
Balance at December 31, 2022	—	—	—
Exercisable at December 31, 2022	—	—	—

Emza
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2022 Option Plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	54.05%
Expected term (years)	6.11
Risk-free interest rate	0.65%

Schedule of stock option activity

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2022	—	$—
Granted	150,940	20.49	6.11
Exercised	—	—
Forfeited	(1,797)	20.49
Cancelled	(149,143)	20.49
Balance at December 31, 2022	—	—	—
Exercisable at December 31, 2022	—	—	—